Financial Information of Subsidiaries, Summarized	12 Months Ended
Dec. 31, 2022
FINANCIAL INFORMATION OF SUBSIDIARIES, SUMMARIZED
Financial Information Of Subsidiaries, Summarized

40.  FINANCIAL INFORMATION ON SUBSIDIARIES, SUMMARIZED

As of December 31, 2022, 2021 and 2020, summarized financial information of the Company’s principal consolidated subsidiaries prepared under IFRS is as follows:

	12-31-2022
	Financial	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non-Current Liabilities	Equity	Total Equity and Liabilities	Revenues	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income before Taxes	Income tax	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
	Statements	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Grupo Enel Distribución Chile	Consolidated	517,448,832	1,503,735,962	2,021,184,794	707,079,953	629,125,828	684,979,013	2,021,184,794	1,390,067,039	(1,219,057,344)	171,009,695	80,618,603	13,031,895	(11,117,156)	1,914,739	20,211,987	22,126,726	(6,670,042)	15,456,684
Enel Generación Chile	Separate	1,616,083,142	2,654,629,663	4,270,712,805	899,409,125	1,202,746,824	2,168,556,856	4,270,712,805	3,666,453,365	(2,927,568,119)	738,885,246	593,454,679	525,197,060	(36,631,364)	635,647,512	(71,927,760)	563,719,752	147,458,665	711,178,417
Enel Distribución Chile	Separate	509,513,449	1,493,545,567	2,003,059,016	695,744,040	629,055,841	678,259,135	2,003,059,016	1,386,278,469	(1,217,064,139)	169,214,330	79,680,726	14,077,959	(11,098,303)	2,979,657	19,475,413	22,455,070	(6,665,575)	15,789,495
Empresa Eléctrica Pehuenche S.A.	Separate	153,652,579	156,567,496	310,220,075	97,367,848	38,214,373	174,637,854	310,220,075	272,441,946	(8,068,518)	264,373,428	256,448,537	248,835,473	5,859,222	254,694,695	(67,785,473)	186,909,222	—	186,909,222
Enel Transmision Chile S.A. (1)	Separate	—	—	—	—	—	—	—	96,056,284	(2,416,697)	93,639,588	79,237,171	70,500,241	(9,460,824)	61,039,418	(12,513,925)	48,525,493	55,652	48,581,145
Enel X Chile SPA	Separate	120,842,754	129,627,868	250,470,622	227,063,403	1,615,388	21,791,831	250,470,622	44,555,174	(19,227,050)	25,328,124	10,911,375	10,785,706	(9,297,839)	918,355	930,710	1,849,065	(72,940)	1,776,125
Geotermica del Norte S.A.	Separate	25,635,151	449,371,985	475,007,136	54,576,871	9,795,709	410,634,556	475,007,136	42,338,738	(2,085,161)	40,253,577	2,484,607	(16,314,492)	(1,906,202)	(18,220,694)	5,882,266	(12,338,428)	436,249	(11,902,178)
Parque Eolico Talinay Oriente S.A.	Separate	127,752,924	84,532,822	212,285,746	12,169,016	25,153,714	174,963,016	212,285,746	27,384,124	(1,255,906)	26,128,218	22,691,033	15,654,610	2,650,649	18,305,259	(5,114,251)	13,191,008	(228,602)	12,962,406
Enel Green Power Chile S.A	Separate	155,208,869	3,614,007,070	3,769,215,939	734,804,810	1,950,173,417	1,084,237,712	3,769,215,939	497,274,888	(247,339,411)	249,935,478	182,795,798	97,069,706	(59,481,555)	37,588,151	(11,322,450)	26,265,701	(2,216,269)	24,049,432
Grupo Enel Green Power	Consolidated	291,452,465	3,734,811,118	4,026,263,583	784,406,218	1,990,260,594	1,251,596,771	4,026,263,583	510,321,233	(198,979,315)	311,341,918	210,023,156	98,022,568	(54,359,950)	40,852,508	(11,617,745)	29,234,763	7,747,281	36,982,044
Grupo Enel Generación Chile	Consolidated	1,700,122,637	2,707,181,983	4,407,304,620	1,082,602,388	1,240,478,531	2,084,223,701	4,407,304,620	3,818,906,698	(2,818,054,885)	1,000,851,813	849,770,172	774,032,534	(30,772,142)	751,020,012	(139,713,234)	611,306,778	147,333,179	758,639,957

	12-31-2021
	Financial	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non-Current Liabilities	Equity	Total Equity and Liabilities	Revenues	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income before Taxes	Income tax	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
	Statements	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Grupo Enel Distribución Chile	Consolidated	355,550,335	1,276,352,458	1,631,902,793	597,095,713	355,313,363	679,493,717	1,631,902,793	1,164,996,417	(1,000,659,317)	164,337,100	72,015,180	16,530,439	(9,474,782)	7,056,882	9,609,968	16,666,850	4,877,440	21,544,290
Grupo Enel Transmisión Chile	Consolidated	48,577,101	314,425,878	363,002,979	172,645,950	15,974,544	174,382,485	363,002,979	69,228,629	(2,571,288)	66,657,341	51,518,389	41,653,048	(2,210,228)	39,442,820	(7,334,537)	32,108,283	203,377	32,311,660
Enel Generación Chile	Separate	530,408,211	2,705,722,064	3,236,130,275	483,172,950	1,242,808,323	1,510,149,002	3,236,130,275	1,869,125,271	(1,629,466,468)	239,658,803	110,284,335	16,150,815	(43,993,753)	77,683,613	33,147,652	110,831,265	(130,158,612)	(19,327,347)
Enel Distribución Chile	Separate	352,304,900	1,267,457,144	1,619,762,044	591,495,830	355,253,688	673,012,526	1,619,762,044	1,160,793,856	(999,492,100)	161,301,756	69,894,610	15,278,349	(9,696,737)	5,581,612	9,752,809	15,334,421	4,866,485	20,200,906
Empresa Eléctrica Pehuenche S.A.	Separate	71,263,125	160,836,183	232,099,308	45,665,642	40,961,161	145,472,505	232,099,308	208,152,869	(50,164,405)	157,988,464	149,853,935	142,376,688	1,549,390	143,926,078	(38,959,905)	104,966,173	—	104,966,173
Enel Transmision Chile S.A.	Separate	48,577,102	314,425,879	363,002,981	172,645,951	15,974,544	174,382,485	363,002,981	68,238,700	(2,174,763)	66,063,937	51,053,425	41,201,514	(2,219,446)	41,152,259	(7,234,900)	33,917,359	203,377	34,120,736
Empresa De Transmision Chena S.A. (2)	Separate	—	—	—	—	—	—	—	989,929	(396,525)	593,403	464,964	451,535	9,219	460,753	(99,637)	361,116	—	361,116
Geotermica del Norte S.A.	Separate	5,894,673	480,845,799	486,740,472	63,249,169	4,392,957	419,098,346	486,740,472	29,824,491	(751,374)	29,073,117	17,531,064	(3,248,229)	(4,531,802)	(7,780,032)	1,128,172	(6,651,860)	70,443,147	63,791,287
Parque Eolico Talinay Oriente S.A.	Separate	104,653,972	89,697,647	194,351,619	6,633,281	27,036,007	160,682,331	194,351,619	12,818,816	(1,446,268)	11,372,548	8,267,530	2,113,875	59,282	2,173,157	(614,662)	1,558,495	26,745,027	28,303,522
Enel Green Power Chile S.A.	Separate	99,047,153	2,955,681,630	3,054,728,783	633,476,536	1,369,691,239	1,051,561,008	3,054,728,783	314,323,284	(133,738,760)	180,584,524	135,344,197	65,819,037	(18,369,603)	47,449,434	(19,571,243)	27,878,191	167,145,499	195,023,690
Grupo Enel Green Power	Consolidated	197,492,004	3,113,557,814	3,311,049,818	691,255,192	1,405,135,706	1,214,658,920	3,311,049,818	325,711,059	(109,034,364)	216,676,695	161,136,930	64,308,728	(20,252,770)	43,993,474	(18,854,738)	25,138,736	264,760,275	289,899,011
Grupo Enel Generación Chile	Consolidated	546,172,832	2,755,711,323	3,301,884,155	508,122,463	1,283,153,774	1,510,607,918	3,301,884,155	1,899,774,388	(1,505,110,838)	394,663,550	260,005,226	158,527,503	(42,444,363)	129,470,720	(5,812,252)	123,658,468	(129,444,345)	(5,785,877)

	12-31-2020
	Financial	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non-Current Liabilities	Equity	Total Equity and Liabilities	Revenues	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income before Taxes	Income tax	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
	Statements	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Grupo Enel Distribución Chile	Consolidated	582,076,850	1,069,130,548	1,651,207,398	394,984,535	355,577,789	900,645,074	1,651,207,398	1,382,068,218	(1,116,324,483)	265,743,735	158,471,761	99,889,095	5,929,058	105,828,440	(23,421,217)	82,407,223	(3,032,588)	79,374,635
Enel Generación Chile	Separate	450,585,522	2,568,790,911	3,019,376,433	346,738,652	962,018,025	1,710,619,756	3,019,376,433	1,454,983,823	(906,062,618)	548,921,205	421,458,046	(355,272,815)	(47,019,373)	(311,920,879)	154,534,331	(157,386,549)	97,628,933	(59,757,615)
Enel Distribución Chile	Separate	577,456,051	1,060,265,626	1,637,721,677	377,127,464	355,408,175	905,186,038	1,637,721,677	1,378,024,639	(1,115,217,690)	262,806,949	156,516,439	99,162,164	5,643,080	104,815,531	(23,518,908)	81,296,623	(3,031,870)	78,264,753
Empresa Eléctrica Pehuenche S.A.	Separate	57,648,247	165,957,367	223,605,614	43,582,095	42,466,077	137,557,442	223,605,614	162,555,069	(29,660,883)	132,894,186	126,117,737	118,664,949	537,780	119,202,729	(32,100,661)	87,102,068	—	87,102,068
Enel Green Power Chile Ltda.	Separate	—	—	—	—	—	—	—	2,643,361	—	2,643,361	656,694	443,065	(728,828)	(285,763)	(27,623)	(313,386)	32,849,632	32,536,246
Empresa Electrica Panguipulli S.A.	Separate	—	—	—	—	—	—	—	36,961,169	(1,553,242)	35,407,927	30,644,413	17,824,133	(2,975,352)	14,848,781	(1,094,018)	13,754,763	3,300,577	17,055,341
Geotermica del Norte S.A.	Separate	6,236,103	400,007,251	406,243,354	47,175,660	322,246	358,745,448	406,243,354	29,621,783	(1,987,867)	27,633,916	22,284,312	4,542,775	(4,106)	4,538,668	(350,271)	4,188,397	(20,985,401)	(16,797,004)
Parque Eolico Talinay Oriente S.A.	Separate	80,718,677	81,224,769	161,943,446	3,322,615	24,923,743	133,697,088	161,943,446	13,327,199	(215,507)	13,111,692	10,119,202	2,877,967	569,821	3,447,787	(1,028,866)	2,418,922	(7,863,429)	(5,444,508)
Grupo Enel Green Power	Separate	48,915,258	1,536,057,410	1,584,972,668	337,590,586	542,949,053	704,433,029	1,584,972,668	176,960,820	(30,028,125)	146,932,695	119,153,489	72,729,793	(24,394,047)	48,335,747	(14,300,689)	34,035,057	(61,492,284)	(27,457,227)
Almeyda Solar S.P.A.	Separate	16,915,219	461,620,519	478,535,738	204,561,234	72,286,638	201,687,866	478,535,738	52,290,734	(2,463,593)	49,827,141	41,553,826	24,434,638	(7,386,090)	17,048,548	(4,556,211)	12,492,337	(21,883,149)	(9,390,812)
Grupo Enel Green Power	Consolidated	139,617,642	2,097,626,417	2,237,244,059	579,459,760	644,053,803	1,013,730,496	2,237,244,059	297,348,087	(12,123,965)	285,224,122	241,778,194	140,591,339	(33,609,299)	106,911,680	(25,014,045)	81,897,635	(63,316,482)	18,581,153
Grupo Enel Generación Chile	Consolidated	465,808,355	2,625,152,610	3,090,960,965	347,895,331	1,003,735,347	1,739,330,287	3,090,960,965	1,490,102,269	(811,503,735)	678,598,534	547,442,737	(236,607,867)	(46,481,593)	(271,116,321)	122,433,670	(148,682,651)	97,437,499	(51,245,152)

(1)See Note 2.4.1.v.

(2)See Note 2.4.1.iv.